Financial Assets: - Accounts receivable and contract assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expected loss rate:
Accounts receivables	$ 3,163,614	$ 2,654,041
Impairment provision	359,273	336,223	$ 301,947
Mexico
Expected loss rate:
Impairment provision	$ 242,290	$ 239,748
Mexico | Current
Expected loss rate:
Expected credit loss rate	0.00%	0.00%
Accounts receivables	$ 2,304,659	$ 2,072,306
Mexico | Three months
Expected loss rate:
Expected credit loss rate	0.02%	0.02%
Accounts receivables	$ 82,081	$ 69,475
Impairment provision	$ 1,642	$ 259
Mexico | Six months
Expected loss rate:
Expected credit loss rate	19.20%	19.20%
Accounts receivables	$ 5,912	$ 2,392
Impairment provision	$ 1,135	$ 693
Mexico | One year
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 16	$ 1,199
Impairment provision	$ 16	$ 1,199
Mexico | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 239,498	$ 237,597
Impairment provision	239,498	237,597
Puerto Rico (Aerostar)
Expected loss rate:
Impairment provision	$ 42,360	$ 29,611
Puerto Rico (Aerostar) | Current
Expected loss rate:
Expected credit loss rate	1.75%	1.75%
Accounts receivables	$ 260,709	$ 57,910
Impairment provision	$ 32,003	$ 21,439
Puerto Rico (Aerostar) | Three months
Expected loss rate:
Expected credit loss rate	7.29%	5.75%
Accounts receivables	$ 31,700	$ 52,164
Impairment provision	$ 2,456	$ 3,499
Puerto Rico (Aerostar) | Six months
Expected loss rate:
Expected credit loss rate	43.70%	43.70%
Accounts receivables	$ 14,660	$ 3,361
Impairment provision	$ 6,241	$ 2,921
Puerto Rico (Aerostar) | One year
Expected loss rate:
Expected credit loss rate	87.50%	87.50%
Accounts receivables	$ 331	$ 1,050
Impairment provision	$ 290	$ 918
Puerto Rico (Aerostar) | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 1,370	$ 834
Impairment provision	1,370	834
Colombia (Airplan)
Expected loss rate:
Impairment provision	$ 74,623	$ 66,864
Colombia (Airplan) | Current
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Accounts receivables	$ 125,605	$ 88,192
Impairment provision	$ 5,492	$ 5,208
Colombia (Airplan) | Three months
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Accounts receivables	$ 30,293	$ 6,627
Impairment provision	$ 2,351	$ 722
Colombia (Airplan) | Six months
Expected loss rate:
Expected credit loss rate	0.83%	0.83%
Accounts receivables	$ 317	$ 43
Impairment provision	$ 317	$ 43
Colombia (Airplan) | One year
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables		$ 21,652
Impairment provision		$ 21,652
Colombia (Airplan) | More than 365
Expected loss rate:
Expected credit loss rate	100.00%	100.00%
Accounts receivables	$ 66,463	$ 39,239
Impairment provision	$ 66,463	$ 39,239